Form 24f-2

          Annual Notice of Securities Sold Pursuant to Rule 24F-2

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:
     The Crowley Portfolio Group, Inc.
     3201-B Millcreek Road
     Wilmington, DE 19808

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2.   Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): /x/

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3.   Investment Company Act File Number:     811-05875

     Securities Act File Number:             033-30975

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4(a).Last day of fiscal year for which this Form is filed:

     November 30, 1997

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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). / / Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation if registration fee:

   (i)    Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                       $2,622,248


   (ii)   Aggregate price of securities redeemed
          or repurchased during the fiscal year:  $2,752,220


   (iii)  Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                             $        0

   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]                         - $2,752,220

   (v)    Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                       $(129,972)

   / --------------------------------------------------------/
   /(vi)  Redemption credits available                       /
   /        for use in future years               $(129,972) /
   /                                                         /
   /---------------------------------------------------------/

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9.):                       x    .000295


     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is
            due):                                             =  $       0

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: _______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.




7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                     +  $       0


8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:             =  $       0

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9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:

         Method of Delivery:

                         / /  Wire Transfer
                         / / Mail or other means

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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*     Robert A. Crowley
                                   Robert A. Crowley, President


     Date  February 26, 1998

* Please print the name and title of the signing officer below the signature.